PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

12. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Office computer equipment	7,435	16,231	2,616
Office furniture and equipment	10,892	17,411	2,806
Software	10,455	14,696	2,369
Servers and network equipment	338,711	493,500	79,538
Motor vehicles	1,284	1,355	218
Leasehold improvements	22,984	28,832	4,647
	391,761	572,025	92,194
Less: Accumulated depreciation	(207,165)	(283,640)	(45,714)
Construction in progress	—	4,642	747
	184,596	293,027	47,227

The Company recognized impairment charges on property and equipment of RMB nil, RMB75,182 and RMB nil for the years ended December 31, 2012, 2013 and 2014, respectively (see Note 3 “ Impairment of long-lived assets other than goodwill”).

Depreciation expense was RMB81,609, RMB95,805 and RMB124,684 (US$20,095) for the years ended December 31, 2012, 2013 and 2014, respectively.